Accrued Expenses and Other Liabilities (FY)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities	ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities as of December 31 were as follows ($ in millions):

	2023		2022
	Current	Noncurrent	Current	Noncurrent
Compensation and benefits	$184	$44	$211	$57
Pension and postretirement benefits	6	30	5	13
Taxes, income and other	139	185	66	264
Deferred revenue	208	15	192	14
Sales and product allowances	27	—	27	—
Operating lease liabilities	33	115	32	91
Other	237	21	150	23
Total	$834	$410	$683	$462